                                                   Filed pursuant to Rule 497(e)



                                   LMCG FUNDS

                           LMCG SMALL CAP GROWTH FUND
                            LMCG MID CAP GROWTH FUND
                        LMCG SMALL CAP TAX-SENSITIVE FUND
                                    A Shares

                         SUPPLEMENT DATED MARCH 15, 2001
                    TO THE PROSPECTUS DATED DECEMBER 28, 2000


As described on page 20 of the prospectus, A Shares of the Funds are sold with a maximum front-end sales charge of 5.50% (applied when an investment is made), subject to certain exceptions. Until June 30, 2001 or such later date as the distributor in its sole discretion shall determine, the distributor has voluntarily agreed to waive the sales charge on A Shares. As a result, during the waiver period the distributor will not pay sales charge reallowances to financial institutions through which A Shares are purchased. This waiver program does not affect other Fund policies described in the prospectus, including the Funds' right to reject purchase orders.

                                                   Filed pursuant to Rule 497(e)



                                   LMCG FUNDS

                              LMCG TECHNOLOGY FUND
                                    A Shares

                         SUPPLEMENT DATED MARCH 15, 2001
                    TO THE PROSPECTUS DATED DECEMBER 28, 2000


As described on page 15 of the prospectus, A Shares of the Fund are sold with a maximum front-end sales charge of 5.50% (applied when an investment is made), subject to certain exceptions. Until June 30, 2001 or such later date as the distributor in its sole discretion shall determine, the distributor has voluntarily agreed to waive the sales charge on A Shares. As a result, during the waiver period the distributor will not pay sales charge reallowances to financial institutions through which A Shares are purchased. This waiver program does not affect other Fund policies described in the prospectus, including the Fund's right to reject purchase orders.